Pro Forma Adjustments to Balance Sheet and Statements of Operations	3 Months Ended
Mar. 31, 2012
Pro Forma Adjustments To Balance Sheet And Statements Of Operations
Pro Forma Adjustments To Balance Sheet And Statements Of Operations

NOTE 2 – PRO FORMA ADJUSTMENTS TO BALANCE SHEET AND STATEMENTS OF OPERATIONS

A – To reflect the completion of the Company’s private placement financing, as if it happened March 31, 2012, by which it raised proceeds of $180,684 through the issuance of 1,129,169 common shares at a price of $0.16 per share and to reflect the settlement of the Company’s material liabilities as the use of the proceeds raised, with the remaining balance as an addition to cash. Capital stock increased by $1,130, representing the number of shares issued at par value of $0.001, with the difference of the total proceeds raised then allocated to additional paid-in capital.

B – To reflect the forgiveness of accrued interest of $18,073 owing to related parties as if it occurred on March 31, 2012.

C – To reflect the issuance of the Company’s common stock pursuant to the terms of the merger as described in Note 3.

D – To reflect the elimination of Vampt’s common stock pursuant to the terms of the merger as described in Note 3.

E – To reflect the elimination of the Company’s pre-merger historical accumulated deficit.

F – To reflect the impact to additional paid-in capital, of aggregate net transactions occurring in Notes A – E, as described above and summarized as follows:

A	$179,554
B	18,073
C	(10,569)
D	2,047
E	(696,693)
Total	$507,588

G – To reflect the elimination of the Company’s pre-merger expenses for the year ended December 31, 2011 and for the three months ended March 31, 2012.

H – The pro forma loss per common share is calculated as if the shares issued pursuant to the terms of the merger were issued at the beginning of the year ended December 31, 2012 and at the beginning of the three month period ended March 31, 2012 in order to give effect that shares had been issued at the beginning of the respective periods.